DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Vimicro China	Apr. 30, 2013 Vimicro Qingdao	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2013 Vimicro Qingdao	Aug. 31, 2013 Vimicro Qingdao	Jun. 30, 2013 Vimicro Qingdao	Sep. 30, 2013 Vimicro Wuxi	Dec. 31, 2011 Mobile business Vimicro Qingdao item	Dec. 31, 2011 Mobile business Vimicro Qingdao VMF Consulting Company	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro Wuxi	Jul. 31, 2012 Visiondigi	Dec. 31, 2012 Visiondigi	Dec. 31, 2011 Visiondigi	Jul. 31, 2012 Visiondigi Ningbo Sunny	Jul. 31, 2012 Visiondigi Individual Shareholders of Visiondigi item
DISCONTINUED OPERATIONS
Ownership interest percentage			100.00%								14.00%	18.00%	19.00%	18.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao										2
Amount to be received for forgiveness of dues from related party								$ 2,900
Outstanding amount written off					1,186									1,747
Percentage of equity interest disposed									0.10%					35.26%
Consideration from disposal of equity interest														49
Consideration from disposal of business										4,202
Loss on divestiture														740
Assets derecognized														4,082
Liabilities derecognized														5,847
Beneficially held equity interest						18.00%
Ownership interest percentage held by two former key employees of mobile business										49.00%
Forgiven payment receivable from related party under a settlement agreement	(1,186)			1,186
Amount expected to be received for forgiveness of dues from related party							2,900
Indirect shareholding interest held at cost (as a percent)																	3.94%	2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries																		3
Prepayment to related parties															292	4,904
Inventory received															33	3,765
Results of operations of Vimicro Wuxi, mobile business and Visiondigi were separately presented on the consolidated statements of comprehensive loss under Discontinued Operations
Net revenue	1,367	12,539
Cost of revenue	(2,430)	(11,407)
Gross profit	(1,063)	1,132
Operating expenses	(1,289)	(15,027)
Net loss from operations before income tax	(2,352)	(13,895)
Other income/(loss)	(17)	9
Income tax expense		(1,278)
Net loss from operations	(2,369)	(15,164)
Net loss on disposal	(740)	(1,554)
Net loss	$ (3,109)	$ (16,718)